STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Advertising - 0.1%
Trade Desk, Inc. - Class A(a)	891	$73,819

Aerospace & Defense - 1.4%
Axon Enterprise, Inc.(a)	153	47,990
Boeing Co.(a)	1,308	219,536
BWX Technologies, Inc.	138	13,216
Curtiss-Wright Corp.	53	13,431
General Dynamics Corp.	187	53,686
General Electric Co.	1,237	200,171
HEICO Corp.	76	15,762
HEICO Corp. - Class A	135	22,390
Hexcel Corp.	83	5,329
Howmet Aerospace, Inc.	557	37,180
Huntington Ingalls Industries, Inc.	39	10,800
L3Harris Technologies, Inc.	166	35,532
Lockheed Martin Corp.	157	72,994
Northrop Grumman Corp.	113	54,808
Textron, Inc.	103	8,713
TransDigm Group, Inc.	95	118,563
Woodward, Inc.	55	8,930
		939,031

Agricultural & Farm Machinery - 0.2%
Deere & Co.	356	139,342
Toro Co.	185	16,204
		155,546

Agricultural Products & Services - 0.0%(b)
Darling Ingredients, Inc.(a)	131	5,550

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	10	710
Expeditors International of Washington, Inc.	187	20,815
GXO Logistics, Inc.(a)	126	6,257
United Parcel Service, Inc. - Class B	70	10,324
		38,106

Alternative Carriers - 0.0%(b)
Iridium Communications, Inc.	223	6,866

Aluminum - 0.0%(b)
Alcoa Corp.	111	3,901

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Apparel Retail - 0.5%
Burlington Stores, Inc.(a)	160	$28,790
Ross Stores, Inc.	629	81,487
TJX Cos., Inc.	2,339	220,077
		330,354

Apparel, Accessories & Luxury Goods - 0.1%
Columbia Sportswear Co.	22	1,752
Lululemon Athletica, Inc.(a)	231	83,299
PVH Corp.	50	5,440
Ralph Lauren Corp.	24	3,927
Under Armour, Inc. - Class A(a)	103	693
Under Armour, Inc. - Class C(a)	105	685
		95,796

Application Software - 4.3%
Adobe, Inc.(a)	933	431,820
Altair Engineering, Inc. - Class A(a)	78	6,275
Ansys, Inc.(a)	198	64,326
Appfolio, Inc. - Class A(a)	34	7,711
AppLovin Corp. - Class A(a)	319	22,512
Aspen Technology, Inc.(a)	44	8,662
Atlassian Corp. - Class A(a)	300	51,690
Autodesk, Inc.(a)	432	91,951
Bentley Systems, Inc. - Class B	451	23,691
BILL Holdings, Inc.(a)	210	13,096
Cadence Design Systems, Inc.(a)	558	153,802
CCC Intelligent Solutions Holdings, Inc.(a)	576	6,463
Confluent, Inc. - Class A(a)	389	10,939
Datadog, Inc. - Class A(a)	570	71,535
DocuSign, Inc.(a)	411	23,263
DoubleVerify Holdings, Inc.(a)	217	6,358
Dropbox, Inc. - Class A(a)	504	11,673
Dynatrace, Inc.(a)	519	23,516
Elastic NV(a)	146	14,924
Fair Isaac Corp.(a)	51	57,800
Five9, Inc.(a)	128	7,369
Freshworks, Inc. - Class A(a)	391	6,979
Guidewire Software, Inc.(a)	146	16,118
HashiCorp, Inc. - Class A(a)	212	6,882
HubSpot, Inc.(a)	102	61,697
Informatica, Inc. - Class A(a)	90	2,787
Intuit, Inc.	562	351,598
Klaviyo, Inc. - Class A(a)	66	1,478

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Application Software - 4.3% (Continued)
Manhattan Associates, Inc.(a)	109	$22,461
MicroStrategy, Inc. - Class A(a)	33	35,146
Nutanix, Inc. - Class A(a)	483	29,318
Palantir Technologies, Inc. - Class A(a)	3,987	87,594
Pegasystems, Inc.	77	4,575
Procore Technologies, Inc.(a)	144	9,852
PTC, Inc.(a)	226	40,101
RingCentral, Inc. - Class A(a)	146	4,325
Roper Technologies, Inc.	193	98,712
Salesforce, Inc.	1,968	529,273
Samsara, Inc. - Class A(a)	328	11,457
Smartsheet, Inc. - Class A(a)	262	9,911
SPS Commerce, Inc.(a)	65	11,302
Synopsys, Inc.(a)	315	167,136
Tyler Technologies, Inc.(a)	103	47,540
Unity Software, Inc.(a)	517	12,548
Workday, Inc. - Class A(a)	447	109,394
Zoom Video Communications, Inc. - Class A(a)	470	28,717
		2,816,277

Asset Management & Custody Banks - 0.8%
Affiliated Managers Group, Inc.	10	1,561
Ameriprise Financial, Inc.	160	65,886
Ares Management Corp. - Class A	327	43,520
BlackRock, Inc.	162	122,252
Blackstone, Inc.	1,221	142,381
Blue Owl Capital, Inc. - Class A	690	13,034
KKR & Co., Inc.	1,140	106,100
SEI Investments Co.	126	8,310
		503,044

Automobile Manufacturers - 1.6%
Lucid Group, Inc.(a)(c)	1,791	4,567
Rivian Automotive, Inc. - Class A(a)(c)	887	7,894
Tesla, Inc.(a)	5,802	1,063,391
		1,075,852

Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC(a)	205	14,555
Gentex Corp.	285	9,775
QuantumScape Corp.(a)	640	3,469
		27,799

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Automotive Retail - 0.2%
AutoZone, Inc.(a)	35	$103,474
CarMax, Inc.(a)	84	5,709
Carvana Co.(a)	206	17,082
Murphy USA, Inc.	32	13,242
Valvoline, Inc.(a)	221	9,397
		148,904

Biotechnology - 1.9%
AbbVie, Inc.	1,692	275,186
Alnylam Pharmaceuticals, Inc.(a)	249	35,844
Amgen, Inc.	555	152,037
Apellis Pharmaceuticals, Inc.(a)	205	9,059
Arrowhead Pharmaceuticals, Inc.(a)	237	5,361
Biogen, Inc.(a)	55	11,815
BioMarin Pharmaceutical, Inc.(a)	385	31,093
Cerevel Therapeutics Holdings, Inc.(a)	137	5,851
CRISPR Therapeutics AG(a)	90	4,769
Exact Sciences Corp.(a)	371	22,019
Exelixis, Inc.(a)	618	14,498
Halozyme Therapeutics, Inc.(a)	259	9,868
Incyte Corp.(a)	383	19,935
Ionis Pharmaceuticals, Inc.(a)	19	784
Moderna, Inc.(a)	675	74,459
Natera, Inc.(a)	228	21,177
Neurocrine Biosciences, Inc.(a)	198	27,233
Regeneron Pharmaceuticals, Inc.(a)	221	196,836
Roivant Sciences Ltd.(a)	923	10,061
Sarepta Therapeutics, Inc.(a)	185	23,432
Vaxcyte, Inc.(a)	150	9,083
Vertex Pharmaceuticals, Inc.(a)	554	217,616
		1,178,016

Brewers - 0.0%(b)
Boston Beer Co., Inc. - Class A(a)	14	3,898

Broadline Retail - 5.2%
Amazon.com, Inc.(a)	19,038	3,331,651
Dillard's, Inc. - Class A	1	438
eBay, Inc.	106	5,463
Etsy, Inc.(a)	238	16,343
		3,353,895

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Building Products - 0.8%
A.O. Smith Corp.	214	$17,728
Advanced Drainage Systems, Inc.	136	21,352
Allegion PLC	101	12,278
Armstrong World Industries, Inc.	56	6,433
Builders FirstSource, Inc.(a)	221	40,403
Carlisle Cos., Inc.	106	41,155
Carrier Global Corp.	1,333	81,966
Fortune Brands Innovations, Inc.	42	3,070
Johnson Controls International PLC	447	29,086
Lennox International, Inc.	71	32,903
Masco Corp.	196	13,416
Owens Corning	26	4,373
Simpson Manufacturing Co., Inc.	76	13,216
Trane Technologies PLC	495	157,083
Trex Co., Inc.(a)	218	19,304
UFP Industries, Inc.	64	7,213
		500,979

Cable & Satellite - 0.0%(b)
Liberty Broadband Corp. - Class A(a)	29	1,454
Liberty Broadband Corp. - Class C(a)	237	11,786
Sirius XM Holdings, Inc.	498	1,464
		14,704

Capital Markets - 0.1%
FactSet Research Systems, Inc.	94	39,188

Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	146	23,735
Knight-Swift Transportation Holdings, Inc.	92	4,253
Landstar System, Inc.	53	9,244
Old Dominion Freight Line, Inc.	404	73,411
Saia, Inc.(a)	64	25,397
U-Haul Holding Co.(a)	2	126
U-Haul Holding Co. - Series N	27	1,656
XPO, Inc.(a)	58	6,233
		144,055

Casinos & Gaming - 0.1%
Boyd Gaming Corp.	5	268
Caesars Entertainment, Inc.(a)	129	4,621
Churchill Downs, Inc.	121	15,609
DraftKings, Inc. - Class A(a)	843	35,034
Light & Wonder, Inc. - Class A(a)	185	16,513

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.1% (Continued)
MGM Resorts International(a)	285	$11,240
Wynn Resorts Ltd.	90	8,249
		91,534

Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A(a)	246	3,021
UWM Holdings Corp.	94	592
		3,613

Commercial Services & Supplies - 0.1%
Veralto Corp.	464	43,468

Commodity Chemicals - 0.0%(b)
Olin Corp.	216	11,292
Westlake Corp.	35	5,158
		16,450

Communications Equipment - 0.5%
Arista Networks, Inc.(a)	520	133,412
Ciena Corp.(a)	154	7,119
Cisco Systems, Inc.	1,346	63,235
F5, Inc.(a)	67	11,076
Juniper Networks, Inc.	81	2,820
Lumentum Holdings, Inc.(a)	70	3,063
Motorola Solutions, Inc.	349	118,363
		339,088

Computer & Electronics Retail - 0.0%(b)
GameStop Corp. - Class A(a)(c)	385	4,270

Construction & Engineering - 0.3%
AECOM	204	18,841
API Group Corp.(a)	413	15,929
Comfort Systems USA, Inc.	63	19,493
EMCOR Group, Inc.	71	25,359
Quanta Services, Inc.	282	72,914
Valmont Industries, Inc.	22	4,506
WillScot Mobile Mini Holdings Corp.(a)	384	14,193
		171,235

Construction Machinery & Heavy Transportation Equipment - 0.5%
Caterpillar, Inc.	794	265,648
PACCAR, Inc.	35	3,714

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.5% (Continued)
Westinghouse Air Brake Technologies Corp.	220	$35,438
		304,800

Construction Materials - 0.2%
Eagle Materials, Inc.	61	15,293
Martin Marietta Materials, Inc.	139	81,603
Vulcan Materials Co.	258	66,469
		163,365

Consumer Electronics - 0.0%(b)
Garmin Ltd.	190	27,449

Consumer Finance - 0.2%
American Express Co.	614	143,694
Credit Acceptance Corp.(a)	5	2,569
Discover Financial Services	20	2,535
		148,798

Consumer Staples Distribution & Retail - 0.0%(b)
Sysco Corp.	154	11,445

Consumer Staples Merchandise Retail - 1.2%
BJ's Wholesale Club Holdings, Inc.(a)	102	7,617
Costco Wholesale Corp.	815	589,164
Dollar General Corp.	51	7,099
Dollar Tree, Inc.(a)	236	27,907
Target Corp.	3	483
Walmart, Inc.	2,443	144,992
		777,262

Copper - 0.2%
Freeport-McMoRan, Inc.	2,426	121,154

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	234	45,258
Genpact Ltd.	77	2,367
Maximus, Inc.	53	4,255
SS&C Technologies Holdings, Inc.	210	12,997
		64,877

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	76	3,729
Brown-Forman Corp. - Class B	518	24,786
Constellation Brands, Inc. - Class A	126	31,937
		60,452

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Distributors - 0.0%(b)
Genuine Parts Co.	50	$7,861
Pool Corp.	67	24,289
		32,150

Diversified Banks - 0.0%(b)
First Citizens BancShares, Inc. - Class A	8	13,494

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	791	85,729

Diversified Support Services - 0.3%
Cintas Corp.	190	125,084
Copart, Inc.(a)	1,786	96,998
		222,082

Education Services - 0.0%(b)
Bright Horizons Family Solutions, Inc.(a)	83	8,608
Duolingo, Inc.(a)	62	13,996
		22,604

Electric Utilities - 0.3%
Constellation Energy Corp.	647	120,303
IDACORP, Inc.	6	569
NextEra Energy, Inc.	1,354	90,677
Southern Co.	8	588
		212,137

Electrical Components & Equipment - 0.9%
Acuity Brands, Inc.	33	8,194
AMETEK, Inc.	493	86,108
Eaton Corp. PLC	746	237,422
Generac Holdings, Inc.(a)	106	14,412
Hubbell, Inc.	120	44,462
NEXTracker, Inc. - Class A(a)	246	10,526
nVent Electric PLC	284	20,468
Regal Rexnord Corp.	31	5,002
Rockwell Automation, Inc.	230	62,321
Sunrun, Inc.(a)	242	2,490
Vertiv Holdings Co. - Class A	738	68,634
		560,039

Electrical Equipment - 0.1%
Emerson Electric Co.	441	47,531

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Electronic Components - 0.2%
Amphenol Corp. - Class A	1,216	$146,856
Coherent Corp.(a)	74	4,043
Littelfuse, Inc.	40	9,226
		160,125

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	333	13,833
Keysight Technologies, Inc.(a)	336	49,708
Teledyne Technologies, Inc.(a)	106	40,437
Trimble, Inc.(a)	432	25,950
Vontier Corp.	130	5,282
Zebra Technologies Corp. - Class A(a)	91	28,625
		163,835

Electronic Manufacturing Services - 0.1%
IPG Photonics Corp.(a)	28	2,351
Jabil, Inc.	106	12,441
TE Connectivity Ltd.	306	43,293
		58,085

Energy Equipment & Services - 0.1%
Schlumberger NV	2,068	98,189

Environmental & Facilities Services - 0.5%
Clean Harbors, Inc.(a)	88	16,672
Republic Services, Inc.	398	76,297
Rollins, Inc.	601	26,781
Stericycle, Inc.(a)	75	3,355
Tetra Tech, Inc.	95	18,498
Waste Management, Inc.	767	159,550
		301,153

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	309	24,402
Corteva, Inc.	1,030	55,754
		80,156

Financial Exchanges & Data - 1.3%
Cboe Global Markets, Inc.	213	38,585
CME Group, Inc.	202	42,347
Coinbase Global, Inc. - Class A(a)	343	69,948
Intercontinental Exchange, Inc.	923	118,845
MarketAxess Holdings, Inc.	66	13,206
Moody's Corp.	333	123,320

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.3% (Continued)
Morningstar, Inc.	48	$13,567
MSCI, Inc.	172	80,116
Nasdaq, Inc.	595	35,611
S&P Global, Inc.	666	276,943
Tradeweb Markets, Inc. - Class A	229	23,292
		835,780

Food Distributors - 0.0%(b)
US Foods Holding Corp.(a)	37	1,859

Food Products - 0.0%(b)
Lamb Weston Holdings, Inc.	275	22,919

Food Retail - 0.0%(b)
Casey's General Stores, Inc.	46	14,701

Footwear - 0.4%
Crocs, Inc.(a)	78	9,701
Deckers Outdoor Corp.(a)	61	49,927
Nike, Inc. - Class B	2,475	228,343
On Holding AG - Class A(a)	420	13,335
Skechers USA, Inc. - Class A(a)	138	9,115
		310,421

Ground Transportation - 0.1%
CSX Corp.	2,830	94,013

Health Care Distributors - 0.0%(b)
Henry Schein, Inc.(a)	75	5,196

Health Care Equipment - 1.6%
Boston Scientific Corp.(a)	3,147	226,175
Dexcom, Inc.(a)	788	100,383
Edwards Lifesciences Corp.(a)	1,325	112,188
GE HealthCare Technologies, Inc.	676	51,538
Globus Medical, Inc. - Class A(a)	211	10,506
Hologic, Inc.(a)	296	22,428
IDEXX Laboratories, Inc.(a)	187	92,146
Inspire Medical Systems, Inc.(a)	52	12,566
Insulet Corp.(a)	184	31,637
Integra LifeSciences Holdings Corp.(a)	61	1,779
Intuitive Surgical, Inc.(a)	766	283,895
Masimo Corp.(a)	88	11,828
Medtronic PLC	217	17,412

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Health Care Equipment - 1.6% (Continued)
Penumbra, Inc.(a)	66	$12,967
QuidelOrtho Corp.(a)	70	2,839
Shockwave Medical, Inc.(a)	65	21,462
Steris PLC	200	40,912
		1,052,661

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	3,197	338,785
Becton Dickinson & Co.	378	88,679
ResMed, Inc.	286	61,201
Stryker Corp.	709	238,579
Teleflex, Inc.	56	11,690
Zimmer Biomet Holdings, Inc.	107	12,870
		751,804

Health Care Facilities - 0.1%
Acadia Healthcare Co., Inc.(a)	100	7,394
Encompass Health Corp.	52	4,336
HCA Healthcare, Inc.	154	47,712
Universal Health Services, Inc. - Class B	1	170
		59,612

Health Care Services - 0.1%
Chemed Corp.	27	15,336
DaVita, Inc.(a)	29	4,031
Option Care Health, Inc.(a)	339	10,133
Quest Diagnostics, Inc.	42	5,804
R1 RCM, Inc.(a)	97	1,192
		36,496

Health Care Supplies - 0.1%
Align Technology, Inc.(a)	159	44,899
Cooper Cos., Inc.	387	34,466
Dentsply Sirona, Inc.	133	3,991
		83,356

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A(a)	196	4,761
Teladoc Health, Inc.(a)	319	4,067
		8,828

Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.(a)	298	45,806

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Home Furnishings - 0.0%(b)
Tempur Sealy International, Inc.	322	$16,119

Home Improvement Retail - 1.0%
Floor & Decor Holdings, Inc. - Class A(a)	204	22,507
Home Depot, Inc.	1,490	497,988
Lowe's Cos., Inc.	609	138,846
		659,341

Homebuilding - 0.1%
DR Horton, Inc.	235	33,486
Lennar Corp. - Class A	22	3,336
Lennar Corp. - Class B	1	140
NVR, Inc.(a)	4	29,755
PulteGroup, Inc.	36	4,011
TopBuild Corp.(a)	57	23,066
		93,794

Homefurnishing Retail - 0.0%(b)
RH(a)	13	3,212
Williams-Sonoma, Inc.	61	17,493
		20,705

Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc. - Class A(a)	776	123,050
Booking Holdings, Inc.	74	255,450
Choice Hotels International, Inc.(c)	51	6,031
Expedia Group, Inc.(a)	246	33,119
Hilton Worldwide Holdings, Inc.	556	109,688
Hyatt Hotels Corp. - Class A	77	11,457
Marriott International, Inc. - Class A	454	107,203
Royal Caribbean Cruises Ltd.(a)	229	31,975
Wyndham Hotels & Resorts, Inc.	64	4,705
		682,678

Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp.	1,895	167,689

Household Products - 1.0%
Church & Dwight Co., Inc.	398	42,940
Clorox Co.	57	8,429
Colgate-Palmolive Co.	846	77,764
Kimberly-Clark Corp.	90	12,288

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Household Products - 1.0% (Continued)
Procter & Gamble Co.	3,133	$511,305
Reynolds Consumer Products, Inc.	20	573
		653,299

Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	879	212,621
Dayforce, Inc.(a)	292	17,920
Paycom Software, Inc.	92	17,294
Paylocity Holding Corp.(a)	77	11,947
Robert Half, Inc.	76	5,255
TriNet Group, Inc.	51	5,119
		270,156

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	672	50,964

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	803	154,762

Industrial Gases - 0.9%
Air Products and Chemicals, Inc.	363	85,791
Linde PLC	1,011	445,812
		531,603

Industrial Machinery & Supplies & Components - 1.0%
Chart Industries, Inc.(a)	76	10,949
Crane Co.	75	10,501
Donaldson Co., Inc.	142	10,252
Flowserve Corp.	96	4,527
Fortive Corp.	396	29,807
Graco, Inc.	324	25,985
IDEX Corp.	181	39,903
Illinois Tool Works, Inc.	460	112,291
Ingersoll Rand, Inc.	824	76,896
ITT, Inc.	114	14,745
Lincoln Electric Holdings, Inc.	102	22,392
Middleby Corp.(a)	60	8,338
Nordson Corp.	91	23,495
Otis Worldwide Corp.	644	58,733
Parker-Hannifin Corp.	261	142,221
Pentair PLC	246	19,456
RBC Bearings, Inc.(a)	51	12,472
Snap-on, Inc.	29	7,771

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.0% (Continued)
Symbotic, Inc.(a)(c)	51	$1,967
Watts Water Technologies, Inc. - Class A	48	9,526
Xylem, Inc.	384	50,189
		692,416

Insurance - 0.0%(b)
Markel Group, Inc.(a)	6	8,750

Insurance Brokers - 0.7%
Aon PLC - Class A	333	93,909
Arthur J Gallagher & Co.	434	101,855
Brown & Brown, Inc.	468	38,161
Marsh & McLennan Cos., Inc.	987	196,837
Ryan Specialty Holdings, Inc.	199	9,819
Willis Towers Watson PLC	156	39,178
		479,759

Integrated Oil & Gas - 0.1%
Exxon Mobil Corp.	226	26,729
Occidental Petroleum Corp.	279	18,453
		45,182

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	413	52,377
Roblox Corp. - Class A(a)	991	35,240
Take-Two Interactive Software, Inc.(a)	256	36,559
		124,176

Interactive Media & Services - 8.8%
Alphabet, Inc. - Class A(a)	12,247	1,993,566
Alphabet, Inc. - Class C(a)	10,210	1,680,974
IAC, Inc.(a)	45	2,140
Match Group, Inc.(a)	107	3,298
Meta Platforms, Inc. - Class A	4,628	1,990,827
Pinterest, Inc. - Class A(a)	1,191	39,839
Snap, Inc. - Class A(a)	2,123	31,951
Ziff Davis, Inc.(a)	9	451
ZoomInfo Technologies, Inc.(a)	741	11,752
		5,754,798

Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc.(a)	277	27,958
Cloudflare, Inc. - Class A(a)	569	49,731
GoDaddy, Inc. - Class A(a)	276	33,777

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.5% (Continued)
MongoDB, Inc.(a)	164	$59,889
Okta, Inc.(a)	303	28,173
Snowflake, Inc. - Class A(a)	594	92,188
Twilio, Inc. - Class A(a)	335	20,060
VeriSign, Inc.(a)	219	37,116
		348,892

Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	2,059	152,263
Evercore, Inc. - Class A	34	6,171
Goldman Sachs Group, Inc.	22	9,388
Houlihan Lokey, Inc.	93	11,857
Interactive Brokers Group, Inc. - Class A	98	11,282
LPL Financial Holdings, Inc.	180	48,443
Raymond James Financial, Inc.	268	32,696
Robinhood Markets, Inc. - Class A(a)	1,054	17,380
		289,480

IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	1,397	420,372
Amdocs Ltd.	74	6,215
Cognizant Technology Solutions Corp. - Class A	438	28,768
EPAM Systems, Inc.(a)	101	23,761
Gartner, Inc.(a)	159	65,602
Globant SA(a)	75	13,394
		558,112

Leisure Facilities - 0.0%(b)
Planet Fitness, Inc. - Class A(a)	152	9,096
Vail Resorts, Inc.	50	9,468
		18,564

Leisure Products - 0.0%(b)
Brunswick Corp.	40	3,226
Mattel, Inc.(a)	608	11,138
YETI Holdings, Inc.(a)	154	5,501
		19,865

Life & Health Insurance - 0.0%(b)
Globe Life, Inc.	17	1,295
Primerica, Inc.	25	5,296
		6,591

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. - Class A(a)	195	$5,710
Agilent Technologies, Inc.	598	81,950
Avantor, Inc.(a)	1,379	33,413
Bio-Rad Laboratories, Inc. - Class A(a)	22	5,935
Bio-Techne Corp.	305	19,279
Bruker Corp.	186	14,510
Charles River Laboratories International, Inc.(a)	127	29,083
Danaher Corp.	1,460	360,065
ICON PLC(a)	166	49,448
Illumina, Inc.(a)	71	8,737
IQVIA Holdings, Inc.(a)	369	85,523
Medpace Holdings, Inc.(a)	43	16,699
Mettler-Toledo International, Inc.(a)	50	61,485
Repligen Corp.(a)	144	23,645
Revvity, Inc.	190	19,469
Sotera Health Co.(a)	200	2,240
Thermo Fisher Scientific, Inc.	824	468,625
Waters Corp.(a)	132	40,793
West Pharmaceutical Services, Inc.	159	56,839
		1,383,448

Machinery - 0.1%
Dover Corp.	190	34,067

Managed Health Care - 1.3%
Elevance Health, Inc.	151	79,816
HealthEquity, Inc.(a)	140	11,047
Humana, Inc.	47	14,198
Molina Healthcare, Inc.(a)	68	23,263
UnitedHealth Group, Inc.	1,520	735,224
		863,548

Media - 0.0%(b)
Charter Communications, Inc. - Class A(a)	54	13,821

Metal, Glass & Plastic Containers - 0.1%
AptarGroup, Inc.	64	9,240
Ball Corp.	301	20,941
Crown Holdings, Inc.	41	3,365
		33,546

Metals & Mining - 0.0%(b)
Royal Gold, Inc.	113	13,575

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Movies & Entertainment - 1.2%
Endeavor Group Holdings, Inc. - Class A	59	$1,558
Liberty Media Corp.-Liberty Formula One - Class A(a)	42	2,615
Liberty Media Corp.-Liberty Formula One - Class C(a)	415	29,038
Liberty Media Corp.-Liberty Live - Class A(a)	29	1,040
Liberty Media Corp.-Liberty Live - Class C(a)	67	2,500
Live Nation Entertainment, Inc.(a)	305	27,118
Madison Square Garden Sports Corp.(a)	22	4,090
Netflix, Inc.(a)	885	487,317
Roku, Inc.(a)	77	4,440
Spotify Technology SA(a)	245	68,708
TKO Group Holdings, Inc.	72	6,816
Walt Disney Co.	1,424	158,206
Warner Music Group Corp. - Class A	254	8,382
		801,828

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B(a)	1,710	678,408

Multi-Utilities - 0.0%(b)
WEC Energy Group, Inc.	20	1,653

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	53	9,561

Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	227	10,074

Oil & Gas Equipment & Services - 0.1%
ChampionX Corp.	292	9,802
Halliburton Co.	419	15,700
NOV, Inc.	659	12,185
		37,687

Oil & Gas Exploration & Production - 0.2%
Antero Resources Corp.(a)	87	2,959
ConocoPhillips	937	117,706
Texas Pacific Land Corp.	33	19,018
		139,683

Oil & Gas Storage & Transportation - 0.2%
Cheniere Energy, Inc.	334	52,712
New Fortress Energy, Inc.	187	4,899

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.2% (Continued)
Targa Resources Corp.	442	$50,415
Williams Cos., Inc.	125	4,795
		112,821

Oil, Gas & Consumable Fuels - 0.1%
Hess Corp.	571	89,927

Other Specialty Retail - 0.2%
Chewy, Inc. - Class A(a)	201	3,013
Dick's Sporting Goods, Inc.	9	1,808
Five Below, Inc.(a)	96	14,049
Tractor Supply Co.	184	50,247
Ulta Beauty, Inc.(a)	116	46,961
		116,078

Packaged Foods & Meats - 0.3%
General Mills, Inc.	35	2,466
Hershey Co.	213	41,305
Lancaster Colony Corp.	24	4,579
McCormick & Co., Inc.	219	16,657
Mondelez International, Inc. - Class A	1,714	123,306
Pilgrim's Pride Corp.(a)	1	36
		188,349

Paper & Plastic Packaging Products & Materials - 0.0%(b)
Avery Dennison Corp.	104	22,597
Graphic Packaging Holding Co.	18	465
Packaging Corp. of America	25	4,325
		27,387

Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A(a)	5,649	19,772
Lyft, Inc. - Class A(a)	662	10,354
Uber Technologies, Inc.(a)	4,091	271,110
		301,236

Personal Care Products - 0.2%
BellRing Brands, Inc.(a)	258	14,234
Coty, Inc. - Class A(a)	797	9,118
elf Beauty, Inc.(a)	96	15,603
Estee Lauder Cos., Inc. - Class A	337	49,441
Kenvue, Inc.	2,172	40,877
		129,273

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Pharmaceuticals - 3.3%
Catalent, Inc.(a)	301	$16,811
Elanco Animal Health, Inc.(a)	248	3,264
Eli Lilly & Co.	1,785	1,394,263
Jazz Pharmaceuticals PLC(a)	12	1,329
Johnson & Johnson	1,381	199,679
Merck & Co., Inc.	2,427	313,617
Zoetis, Inc.	999	159,081
		2,088,044

Professional Services - 0.1%
Paychex, Inc.	486	57,742

Property & Casualty Insurance - 0.6%
Allstate Corp.	38	6,462
Arch Capital Group Ltd.(a)	107	10,009
Chubb Ltd.	160	39,782
Cincinnati Financial Corp.	12	1,388
Erie Indemnity Co. - Class A	45	17,220
Kinsale Capital Group, Inc.	39	14,167
Progressive Corp.	1,239	258,022
RLI Corp.	73	10,319
Selective Insurance Group, Inc.	36	3,659
W R Berkley Corp.	69	5,311
		366,339

Publishing - 0.0%(b)
New York Times Co. - Class A	303	13,038
News Corp. - Class A	254	6,045
News Corp. - Class B	68	1,669
		20,752

Rail Transportation - 0.4%
Norfolk Southern Corp.	211	48,598
Union Pacific Corp.	1,022	242,377
		290,975

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc.(a)	48	3,128

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A(a)	502	43,619
CoStar Group, Inc.(a)	824	75,421

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Real Estate Services - 0.2% (Continued)
Zillow Group, Inc. - Class A(a)	68	$2,856
Zillow Group, Inc. - Class C(a)	297	12,643
		134,539

Regional Banks - 0.0%(b)
Commerce Bancshares, Inc.	71	3,882
First Financial Bankshares, Inc.	135	3,991
Pinnacle Financial Partners, Inc.	21	1,611
TFS Financial Corp.	5	60
Western Alliance Bancorp	10	568
		10,112

Reinsurance - 0.0%(b)
RenaissanceRe Holdings Ltd.	1	219

Research & Consulting Services - 0.4%
Booz Allen Hamilton Holding Corp.	253	37,361
CACI International, Inc. - Class A(a)	21	8,447
Clarivate PLC(a)	782	5,286
Dun & Bradstreet Holdings, Inc.	400	3,640
Equifax, Inc.	245	53,947
FTI Consulting, Inc.(a)	63	13,471
Jacobs Solutions, Inc.	91	13,061
KBR, Inc.	200	12,988
Leidos Holdings, Inc.	100	14,022
Parsons Corp.(a)	69	5,417
Science Applications International Corp.	30	3,861
TransUnion	395	28,835
Verisk Analytics, Inc.	283	61,682
		262,018

Restaurants - 1.0%
Chipotle Mexican Grill, Inc.(a)	59	186,416
Darden Restaurants, Inc.	113	17,335
Domino's Pizza, Inc.	74	39,166
DoorDash, Inc. - Class A(a)	262	33,866
Dutch Bros, Inc. - Class A(a)	97	2,732
McDonald's Corp.	1,106	301,983
Texas Roadhouse, Inc.	119	19,133
Wendy's Co.	96	1,919
Wingstop, Inc.	52	20,009
Yum! Brands, Inc.	488	68,930
		691,489

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 1.4%
Amkor Technology, Inc.	99	$3,203
Applied Materials, Inc.	1,710	339,691
Enphase Energy, Inc.(a)	262	28,495
Entegris, Inc.	292	38,813
KLA Corp.	284	195,758
Lam Research Corp.	280	250,435
MKS Instruments, Inc.	104	12,374
Onto Innovation, Inc.(a)	133	24,670
SolarEdge Technologies, Inc.(a)	101	5,924
Teradyne, Inc.	298	34,663
		934,026

Semiconductors - 11.1%
Advanced Micro Devices, Inc.(a)	3,377	534,849
Broadcom, Inc.	954	1,240,458
Cirrus Logic, Inc.(a)	96	8,503
First Solar, Inc.(a)	206	36,318
GlobalFoundries, Inc.(a)(c)	150	7,332
Lattice Semiconductor Corp.(a)	269	18,453
Marvell Technology, Inc.	1,766	116,397
Microchip Technology, Inc.	1,074	98,787
Micron Technology, Inc.	127	14,346
Monolithic Power Systems, Inc.	96	64,256
Nvidia Corp.	4,921	4,251,841
NXP Semiconductors NV	569	145,772
ON Semiconductor Corp.(a)	868	60,899
Qorvo, Inc.(a)	198	23,134
Qualcomm, Inc.	2,074	343,973
Rambus, Inc.(a)	215	11,786
Silicon Laboratories, Inc.(a)	56	6,803
Synaptics, Inc.(a)	64	5,757
Texas Instruments, Inc.	1,540	271,687
Universal Display Corp.	79	12,480
Wolfspeed, Inc.(a)	218	5,893
		7,279,724

Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.	933	187,169
Skyworks Solutions, Inc.	59	6,289
		193,458

Soft Drinks & Non-alcoholic Beverages - 1.1%
Celsius Holdings, Inc.(a)	298	21,238
Coca-Cola Co.	4,718	291,431

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 1.1% (Continued)
Coca-Cola Consolidated, Inc.	9	$7,434
Keurig Dr Pepper, Inc.	704	23,725
Monster Beverage Corp.(a)	1,548	82,741
PepsiCo, Inc.	1,874	329,655
		756,224

Specialized Consumer Services - 0.0%(b)
H&R Block, Inc.	58	2,739
Service Corp. International	192	13,769
		16,508

Specialty Chemicals - 0.5%
Albemarle Corp.	50	6,016
Ashland, Inc.	39	3,718
Axalta Coating Systems Ltd.(a)	262	8,237
Celanese Corp.	58	8,909
DuPont de Nemours, Inc.	275	19,938
Ecolab, Inc.	472	106,743
PPG Industries, Inc.	247	31,863
RPM International, Inc.	195	20,847
Sherwin-Williams Co.	501	150,104
		356,375

Specialty Retail - 0.2%
O'Reilly Automotive, Inc.(a)	128	129,697

Steel - 0.0%(b)
Cleveland-Cliffs, Inc.(a)	119	2,011
Reliance, Inc.	17	4,840
		6,851

Systems Software - 11.1%
Crowdstrike Holdings, Inc. - Class A(a)	489	143,052
CyberArk Software Ltd.(a)	75	17,944
Dolby Laboratories, Inc. - Class A	72	5,592
Fortinet, Inc.(a)	1,310	82,766
Gen Digital, Inc.	841	16,938
Gitlab, Inc. - Class A(a)	196	10,284
Microsoft Corp.	15,457	6,017,873
Monday.com Ltd.(a)	58	10,981
Oracle Corp.	3,440	391,299
Palo Alto Networks, Inc.(a)	665	193,442
Qualys, Inc.(a)	64	10,490
SentinelOne, Inc. - Class A(a)	489	10,333

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Systems Software - 11.1% (Continued)
ServiceNow, Inc.(a)	430	$298,132
Teradata Corp.(a)	197	7,309
UiPath, Inc. - Class A(a)	784	14,872
Zscaler, Inc.(a)	187	32,340
		7,263,647

Technology Distributors - 0.1%
CDW Corp.	264	63,851

Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	30,274	5,156,570
NetApp, Inc.	242	24,735
Pure Storage, Inc. - Class A(a)	606	30,542
Seagate Technology Holdings PLC	44	3,780
Super Micro Computer, Inc.(a)	97	83,304
		5,298,931

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	52	9,529
Core & Main, Inc. - Class A(a)	244	13,779
Fastenal Co.	1,044	70,929
Ferguson PLC	269	56,463
SiteOne Landscape Supply, Inc.(a)	80	12,551
United Rentals, Inc.	113	75,483
Watsco, Inc.	60	26,863
WW Grainger, Inc.	90	82,922
		348,519

Transaction & Payment Processing Services - 3.5%
Affirm Holdings, Inc.(a)	432	13,772
Block, Inc.(a)	1,134	82,782
Corpay, Inc.(a)	163	49,249
Euronet Worldwide, Inc.(a)	28	2,875
Fiserv, Inc.(a)	1,218	185,952
Global Payments, Inc.	302	37,077
Jack Henry & Associates, Inc.	130	21,150
Mastercard, Inc. - Class A	1,735	782,832
PayPal Holdings, Inc.(a)	1,856	126,060
Toast, Inc. - Class A(a)	841	19,873
Visa, Inc. - Class A	3,281	881,308
WEX, Inc.(a)	76	16,056
		2,218,986

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	156	$19,082
Essential Utilities, Inc.	204	7,462
		26,544

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	445	73,056
TOTAL COMMON STOCKS (Cost $56,573,081)		64,711,020

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Agree Realty Corp.	3	172
American Homes 4 Rent - Class A	565	20,227
American Tower Corp.	956	164,010
AvalonBay Communities, Inc.	124	23,507
Brixmor Property Group, Inc.	56	1,238
Camden Property Trust	116	11,563
Crown Castle, Inc.	474	44,452
CubeSmart	237	9,584
Digital Realty Trust, Inc.	457	63,422
EastGroup Properties, Inc.	76	11,807
Equinix, Inc.	193	137,245
Equity LifeStyle Properties, Inc.	293	17,665
Equity Residential	96	6,182
Essex Property Trust, Inc.	48	11,820
Extra Space Storage, Inc.	254	34,107
Federal Realty Investment Trust	49	5,104
First Industrial Realty Trust, Inc.	226	10,265
Host Hotels & Resorts, Inc.	109	2,057
Invitation Homes, Inc.	956	32,695
Iron Mountain, Inc.	459	35,582
Lamar Advertising Co. - Class A	64	7,414
Mid-America Apartment Communities, Inc.	96	12,480
National Storage Affiliates Trust	68	2,383
Prologis, Inc.	1,870	190,834
Public Storage	229	59,414
Rayonier, Inc.	131	3,885
Regency Centers Corp.	88	5,211
Rexford Industrial Realty, Inc.	425	18,194
Ryman Hospitality Properties, Inc.	62	6,540
SBA Communications Corp.	217	40,388
STAG Industrial, Inc.	197	6,775
Sun Communities, Inc.	201	22,375
UDR, Inc.	272	10,358
Vornado Realty Trust	226	5,883

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Welltower, Inc.	402	$38,303
Weyerhaeuser Co.	311	9,383
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,164,599)		1,082,524

CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
Abiomed Inc, Exercise Price $0.00(a)(d)	4	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $ 0)		0

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)
First American Government Obligations Fund - Class X, 5.23%(e)	32,112	32,112

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(e)	219,508	219,508
TOTAL SHORT-TERM INVESTMENTS (Cost $251,620)		251,620

TOTAL INVESTMENTS - 100.0% (Cost $57,989,300)		$66,045,164
Liabilities in Excess of Other Assets – (0.0)%(b)		(21,705)
TOTAL NET ASSETS - 100.0%		$66,023,459

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $30,348 which represented 0.0% of net assets.
(d)	Amount is less than $0.50.
(e)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 GROWTH ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE 1000 GROWTH ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$64,711,020	—	—	$64,711,020
Real Estate Investment Trust	1,082,524	—	—	1,082,524
Contingent Value Rights	0*	—	—	0*
Investments Purchased with Proceeds from Securities Lending	32,112	—	—	32,112
Money Market Funds	219,508	—	—	219,508
Total Investments in Securities	$66,045,164	$—	$—	$66,045,164
* Amount is less than $0.50.
Refer to the Schedule of Investments for industry classifications.
During the fiscal period ended April 30, 2024. Strive 1000 Growth ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.